Accounting Changes - Credit Losses (Details) - USD ($) $ in Millions	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Changes
Deferred tax assets		$ 5,182	$ 5,216
Retained earnings		$ 162,954	$ 159,206
Subsequent event | Accounting Standards Update 2016-13 | Adjustments for adoption of guidance
Accounting Changes
Deferred tax assets	$ (15)
Retained earnings	(65)
Subsequent event | Accounting Standards Update 2016-13 | Adjustments for adoption of guidance | Accounts receivable - trade
Accounting Changes
Allowance for credit losses	15
Subsequent event | Accounting Standards Update 2016-13 | Adjustments for adoption of guidance | Financing receivables
Accounting Changes
Allowance for credit losses	35
Subsequent event | Accounting Standards Update 2016-13 | Adjustments for adoption of guidance | Other liabilities
Accounting Changes
Allowance for credit losses	$ 30